ORIX Corporation Shareholders' Equity	9 Months Ended
Dec. 31, 2011
ORIX Corporation Shareholders' Equity
10.	ORIX Corporation Shareholders’ Equity

Information about ORIX Corporation Shareholders’ Equity for the nine months ended December 31, 2010 and 2011, are as follows:

(1)	Dividend payments

	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Resolution	The board of directors on May 20, 2010	The board of directors on May 23, 2011
Type of shares	Common stock	Common stock
Total dividends paid	¥8,061 million	¥8,599 million
Dividend per share	¥75.00	¥80.00
Date of record for dividend	March 31, 2010	March 31, 2011
Effective date for dividend	June 2, 2010	June 2, 2011
Dividend resource	Retained earnings	Retained earnings

(2)	Dividends for which the date of record is in the nine months ended December 31, 2010, and for which the effective date is after December 31, 2010	There are no applicable dividends.

	Dividends for which the date of record is in the nine months ended December 31, 2011, and for which the effective date is after December 31, 2011	There are no applicable dividends.